Filed Pursuant to Rule 497(e)

Registration Statement Nos.

333-61761

333-61761

333-62162

333-128699

333-151910

333-179272

333-183060

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER (7)

Dated November 13, 2023, to the following prospectuses:

•	Lifetime Variable Select as supplemented April 30, 2010 and October 18, 2012
•	Personal Annuity Select as supplemented April 30, 2010 and October 18, 2012
•	Flexible Premium Variable Universal Life as supplemented April 30, 2010
•	Intelligent Life Variable Universal Life as supplemented August 2, 2019, August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020 and March 20, 2020
•	Intelligent Life Survivorship Variable Universal Life as supplemented August 2, 2019, August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020 and March 20, 2020
•	M Intelligent Variable Universal Life as supplemented August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020 and March 20, 2020
•	M Intelligent Survivorship Variable Universal Life as supplemented August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020 and March 20, 2020

The purpose of this prospectus supplement is to notify contract owners and policyholders that a vendor for TIAA Life is currently experiencing a cyber security event, and the systems are unavailable. We are working with the vendor to resolve this issue as quickly as possible and resume operations.

This event has resulted in a temporary suspension of our ability to process contract transactions, including but not limited to, premium payments, investment allocation changes, cash withdrawals, systematic withdrawals, loan processing, beneficiary changes, death claim payments, dollar cost averaging, and rebalancing. The event has also affected on-line services, which are unavailable. We are unable to receive any requests submitted on-line until on-line services have resumed.

We are continuing to investigate the scope and impact of the event. Currently, there is not an estimated timeline for service restoration. Any pending transactions will be completed as quickly as possible in the order in which they were received. By the time this supplement has been delivered to you, service and transaction processing may have already been restored.

If you have any questions, please contact us at 1-800-223-1200.

Please keep this supplement with your prospectus for future reference.